Accounts and Other Receivables - Provision for Doubtful Trade Debts (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 8.5	$ 2.6	$ 3.4
Adjustment to provision	(0.7)	6.2	(0.6)
Write-offs, net of recoveries	(1.4)	(0.3)	(0.2)
Balance at end of period	$ 6.4	$ 8.5	$ 2.6